Available-for-sale securities	12 Months Ended
Dec. 31, 2011
Available-for-sale securities

19 Available-for-sale securities

The AFS securities as of December 31, 2010 and 2011 were marketable equity securities traded on the Hong Kong Stock Exchange.

The following is a summary of the available-for-sale securities:

	December 31,
	2010	2011
	Rmb	Rmb
Cost of available-for-sale securities	18,139	30,908
Impairment	(3,549)	(15,411)
Unrecognized gain (loss)	(470)	(4,335)

Fair value of available-for-sale securities	14,120	11,162

The Company had recognized “other than temporary” impairment in respect of one of its AFS securities (shares of China Technology Solar Power Holdings Limited, which the Company acquired for investment, and also obtained in lieu of cash settlement of an investment deposit, as described in Note 20 below) as of December 31, 2011 since the related securities had suffered substantial decline in value for more than 12 months since the initial purchase/acquisition dates, and there had been currently no indicators for recovery of the loss in near future. Total impairment loss recognized in 2011 was Rmb 12,859,

As of April 24, 2012, there had been a continual decline in value of the AFS securities and further impairment of Rmb 3,629 would be reflected in the 2012 financial statements of the Group.